UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Geologic Resource Partners LLC

Address: 535 Boylston Street
         Boston, MA 02116

13F File Number: 28-11778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   George R. Ireland
Title:  Principal of GRI Holdings LLC, the Managing Member
Phone:  617-424-9900


Signature, Place and Date of Signing:


   /s/ George R. Ireland      Boston, Massachusetts             02/01/07
------------------------     -----------------------           ------------
       [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $56,285
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.      Form 13-F File Number            Name
---      ---------------------            -----

1.        28-10808                        Sun Valley Gold LLC

2.        28-11774                        Geologic Resource Fund Ltd.



                                                        Geologic LLC
                                                     December 31, 2006



COLUMN 1                   COLUMN  2      COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8

                                                        VALUE         SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER             TITLE OF       CUSIP         (X$1000)      PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE
                            CLASS

AURIZON MINES LTD            COM        05155P106       2,839         904,146   SH        SHARED-OTHER    1        0    904,146  0
AURIZON MINES LTD            COM        05155P106       9,187       2,925,754   SH        SHARED-OTHER   1,2       0  2,925,754  0
KIMBER RES INC               COM        49435N101         738         338,386   SH        SHARED-OTHER    1        0    338,386  0
KIMBER RES INC               COM        49435N101       2,450       1,123,914   SH        SHARED-OTHER   1,2       0  1,123,914  0
MINEFINDERS LTD              COM        602900102         650          72,996   SH        SHARED-OTHER    1        0     72,996  0
MINEFINDERS LTD              COM        602900102       2,632         295,704   SH        SHARED-OTHER   1,2       0    295,704  0
MIRAMAR MINING CORP          COM        60466E100       1,048         231,849   SH        SHARED-OTHER    1        0    231,849  0
MIRAMAR MINING CORP          COM        60466E100       3,472         768,151   SH        SHARED-OTHER   1,2       0    768,151  0
PERU COPPER INC              COM        715455101       1,087         317,872   SH        SHARED-OTHER    1        0    317,872  0
PERU COPPER INC              COM        715455101       3,532       1,032,828   SH        SHARED-OTHER   1,2       0  1,032,828  0
RANDGOLD RES LTD             ADR        752344309         158           6,733   SH        SHARED-OTHER    1        0      6,733  0
RANDGOLD RES LTD             ADR        752344309         501          21,374   SH        SHARED-OTHER   1,2       0     21,374  0
RIO NARCEA GOLD MINES INC    COM        766909105       3,064       1,250,764   SH        SHARED-OTHER    1        0  1,250,764  0
RIO NARCEA GOLD MINES INC    COM        766909105       9,932       4,053,936   SH        SHARED-OTHER   1,2       0  4,053,936  0
TITANIUM METALS CORP       COM NEW      888339207       2,709          91,803   SH        SHARED-OTHER    1        0     91,803  0
TITANIUM METALS CORP       COM NEW      888339207       8,800         298,197   SH        SHARED-OTHER   1,2       0    298,197  0
APEX SILVER MINES LTD        ORD        G04074103         826          51,988   SH        SHARED-OTHER    1        0     51,988  0
APEX SILVER MINES LTD        ORD        G04074103       2,660         167,412   SH        SHARED-OTHER   1,2       0    167,412  0

Total                                                  56,285      13,953,807


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